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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    GBU Inc.
Address: 70 East 55th Street - 12th Floor
         New York, New York 10022

13F File Number:   28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald B. Unterman
Title:   President
Phone:   (212) 753-0700

Signature, Place, and Date of Signing:

  /s/ Gerald B. Unterman           New York, New York          February 12, 2001

Report Type   (Check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $130,860

List of Other Included Managers:            None


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                           FORM 13F INFORMATION TABLE



NAME OF ISSUER  TITLE OF       CUSIP        VALUE    SHARES/ PRN   SH/PRN  PUT/  INVSTMT  OTHER     VOTING      VOTING     VOTING
                CLASS                      (x$1000)  AMT                   CALL  DSCRETN  MANAGERS  AUTHORITY  AUTHORITY  AUTHORITY
                                                                                                      SOLE      SHARED      NONE
--------------  --------       ------      -------   -----------   ------  ----  -------  --------  ---------  ---------  ---------
AT&T Corp.      COM LIB        001957208    2,190     161,460       SH            SOLE               161,460      0             0
                GRP A

Calif.Fed       2nd CONT.      130209703    404       646,674                     SOLE               0            0             0
Bank FSB        LITIG.

Calif. Fed.     CONT. LITIG.   130209604    680       350,751                     SOLE               0            0             0
Bank FSB        REC.

Cendant Corp.   COM            151313103    20,020    2,080,000     SH            SOLE               2,080,000    0             0

Cendant         RT PUR         151313111    2,797     476,155       RT            SOLE               0            0             0
Corp.           PRIDES


Danaher Corp.   COM            235851102    18,195    266,100       SH            SOLE               266,100      0             0

Global          PFD CV         G3921A126    2,038     39,200        SH            SOLE               39,200       0             0
Crossing        6.375%
Ltd.

Golden State    WT EX          381197136    1,634     1,375,642     WT            SOLE               0            0             0
Bancorp         000000

Kerr McGee      SB DB CV       492386AP2    1,250     1,000,000     PRN           SOLE               0            0             0
Corp.           5.25% 10


Kmart Fing      PFD TR CV      498778208    693       25,975        SH            SOLE               25,975       0             0
                7.75%

MCI Worldcom    COM            55268B106    906       70,500        SH            SOLE               70,500       0             0
Inc.

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
National
Australia       CAP UTS        632525309    34        1,190         SH            SOLE               1,190        0             0
Bank Ltd.       EXCHBL

Nextel Commun.  CLA            65332V103    35,079    1,420,936     SH            SOLE               1,420,936    0             0
Inc.

PSI Net Inc.    PFD CV 6.75    74437C309    74        31,329        SH            SOLE               31,329       0             0

Qwest Commun.   COM            749121109    1,658     40,500        SH            SOLE               40,500       0             0
Inc.

Stmicro-        SB LYON        861012AB8    1,994     1,665,000     PRN           SOLE               0            0             0
electronics     Zero 09

WinStar         COM            975515107    41,214    3,583,783     SH            SOLE               3,583,783    0             0
Commun. Inc.